First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.366.1492 –Commonwealth Select Life Plus

ANNUAL REPORT - 12/31/2006

FOR CONTRACT HOLDERS OF:  ALLMERICA SELECT LIFE PLUS

March 16, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SEPARATE ACCOUNT IMO 1940 Act Registration Number: 811-10433 1933 Act Registration Numbers: 333-64162 CIK: 0001113498 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate  Account IMO, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	March 2, 2007
AIM Variable Insurance Funds	896435	February 23, 2007
AllianceBernstein Variable Products Series Fund, Inc.	825316	March 5, 2007
Fidelity Variable Insurance Products Fund	356494	February 26, 2007 March 1, 2007
Fidelity Variable Insurance Products Fund II	831016	February 26, 2007 March 1, 2007 March 5, 2007
Fidelity Variable Insurance Products Fund III	927384	March 1, 2007
Franklin Templeton Variable Insurance Products Trust	837274	March 1, 2007 March 1, 2007 March 1, 2007
MFS Variable Insurance Trust	918571	February 28, 2007
Oppenheimer Variable Account Funds	752737	March 1, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Marilyn Smith

Marilyn Smith
Vice President

First Allmerica Financial Life Insurance Company

440 Lincoln Street * Worcester, MA 01653